SCHEDULE OF FAIR VALUE ASSUMPTIONS OF BLACK SCHOLES OPTION STOCK OPTIONS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Fair Value Disclosures [Abstract]
Risk-free interest rate	4.17%		4.64%
Expected volatility	75.38%	[1]	63.63%
Dividend yield	(0.00%)		0.00%
Contractual life (in years)	5 years		5 years 9 months
Exercise price	$ 10		$ 3.47

[1]	Volatility was estimated based on the volatility of the share price of similar companies in the biotechnology sector as the Company has no sufficient observations.